Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates Used in Preparing YS Group's CFS	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
United States of America, Dollars [Member]
Schedule of Currency Exchange Rates Used in Preparing YS Group's CFS [Abstract]
Currency exchange rates as of Balance Sheet	7.1798		6.8717	6.3482
Currency exchange rates, Profit/Loss	7.0258	6.724	6.61	6.4598	6.8282
Singapore, Dollars [Member]
Schedule of Currency Exchange Rates Used in Preparing YS Group's CFS [Abstract]
Currency exchange rates as of Balance Sheet	5.2599		5.176	4.6932
Currency exchange rates, Profit/Loss	5.218	4.8325	4.9346	4.785	4.9246
Philippines, Pesos [Member]
Schedule of Currency Exchange Rates Used in Preparing YS Group's CFS [Abstract]
Currency exchange rates as of Balance Sheet	0.1286		0.1264
Currency exchange rates, Profit/Loss	0.1275	0.1217